Note 4 - Securities	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at January 31, 2024, the Bank held securities totalling $133.0 million ( October 31, 2023 - $167.9 million), comprised of a Government of Canada Treasury Bill for $130.0 million with a face value of $130.0 million at maturity on February 1, 2024, yielding 4.93%, and a Government of Canada Bond for $3.0 million with a face value totaling $3.0 million, yielding 4.76%, with a 3.75% coupon and maturing on May 1, 2025.